Intangible assets - Goodwill reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Changes in goodwill:
Carrying value at beginning of period		$ 961
Exchange differences		(54)
Carrying value at end of period		907		$ 961
Accumulated impairment
Changes in goodwill:
Carrying value at beginning of period		0
Carrying value at end of period		0		0
Continuing and discontinued operations
Changes in goodwill:
Carrying value at beginning of period		$ 961	[1]	969
Exchange differences				(8)
Carrying value at end of period	[1]			$ 961

[1]	The 31 December 2020 comparative statement of financial position included discontinued US operations.